INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The IRS has determined and informed the Plan sponsor by a letter dated September 2, 2014, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, we believe that the Plan is designed, and has operated, in compliance with the applicable requirements of the IRC. Therefore, we believe that the Plan is qualified, and the related trust is tax-exempt. Accordingly, no provision for income taxes has been made in the accompanying statements. The Plan is no longer subject to income tax examinations for years prior to 2022.